Derivative Financial Instruments - Interest rate swaps held for trading (Details) $ in Thousands					12 Months Ended
		Jul. 31, 2017 USD ($) item	Nov. 30, 2016 USD ($) item		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Interest rate swaps held for trading
Cumulative loss from hedges recycled to profit or loss					$ 0	$ 2,527	[1]	$ 593	[1]
Unrealized (loss)/gain on interest rate swaps held for trading					2,174
Interest rate swaps held for trading
Interest rate swaps held for trading
Notional Amount					470,000	390,000	[1]
Cumulative loss from hedges recycled to profit or loss					0	(2,527)	[1]	(593)	[1]
Unrealized (loss)/gain on interest rate swaps held for trading					2,174	(1,570)	[1]	(285)	[1]
GAS-seven Ltd. with Credit Suisse AG
Interest rate swaps held for trading
Cumulative loss from hedges recycled to profit or loss	[1]					(2,527)		$ (593)
GasLog Partners with Gaslog
Interest rate swaps held for trading
Notional Amount		$ 80,000	$ 390,000	[1]
Interest rate swap agreements | item		1	3
Gaslog Partners with GasLog, fixed interest rate of 1.54%
Interest rate swaps held for trading
Fixed Interest Rate			1.54%
Notional Amount			$ 130,000		130,000	130,000	[1]
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2020
Gaslog Partners with GasLog, fixed interest rate of 1.63%
Interest rate swaps held for trading
Fixed Interest Rate			1.63%
Notional Amount			$ 130,000		130,000	130,000	[1]
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2021
Gaslog Partners with GasLog, fixed interest rate of 1.72%
Interest rate swaps held for trading
Fixed Interest Rate			1.72%
Notional Amount			$ 130,000		130,000	130,000	[1]
Trade date			Nov 2016
Effective date			Nov 2016
Termination date			July 2022
Gaslog Partners with GasLog, fixed interest rate of 2.19%
Interest rate swaps held for trading
Fixed Interest Rate		2.19%
Notional Amount		$ 80,000			$ 80,000	$ 0	[1]
Trade date		July 2017
Effective date		July 2017
Termination date		June 2022

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).